AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.5%
	COMMUNICATION SERVICES — 7.4%
	CABLE & SATELLITE - 1.2%
20,000	Comcast Corporation, Class A	$ 867,000

	ENTERTAINMENT CONTENT - 1.6%
9,000	Walt Disney Company (The)	1,101,240

	INTERNET MEDIA & SERVICES - 3.9%
10,500	Alphabet, Inc., Class C(a)	1,598,730
2,500	Meta Platforms, Inc., Class A	1,213,950
		2,812,680
	TELECOMMUNICATIONS - 0.7%
11,000	Verizon Communications, Inc.	461,560

	TOTAL COMMUNICATION SERVICES (Cost $1,934,962)	5,242,480

	CONSUMER DISCRETIONARY — 6.7%
	AUTOMOTIVE - 1.4%
22,500	General Motors Company	1,020,375

	HOME & OFFICE PRODUCTS - 0.9%
5,500	Whirlpool Corporation	657,965

	HOME CONSTRUCTION - 1.8%
20,000	MDC Holdings, Inc.	1,258,200

	RETAIL - DISCRETIONARY - 2.6%
20,000	Foot Locker, Inc.	570,000
25,000	Kohl's Corporation	728,750
25,000	Nordstrom, Inc.	506,750
		1,805,500

	TOTAL CONSUMER DISCRETIONARY (Cost $3,176,346)	4,742,040

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	CONSUMER STAPLES — 4.5%
	FOOD - 0.8%
9,650	Tyson Foods, Inc., Class A	$ 566,745

	RETAIL - CONSUMER STAPLES - 2.8%
5,000	Target Corporation	886,050
18,000	Walmart, Inc.	1,083,059
		1,969,109
	WHOLESALE - CONSUMER STAPLES - 0.9%
10,750	Archer-Daniels-Midland Company	675,208

	TOTAL CONSUMER STAPLES (Cost $1,063,330)	3,211,062

	ENERGY — 5.4%
	OIL & GAS PRODUCERS - 5.4%
11,500	EOG Resources, Inc.	1,470,160
11,000	Exxon Mobil Corporation	1,278,640
16,000	TotalEnergies S.E. - ADR	1,101,280
	TOTAL ENERGY (Cost $2,210,935)	3,850,080

	FINANCIALS — 16.1%
	BANKING - 8.6%
30,000	Bank of America Corporation	1,137,600
32,000	Fifth Third Bancorp	1,190,720
10,000	JPMorgan Chase & Company	2,003,000
6,000	PNC Financial Services Group, Inc. (The)	969,600
22,000	Truist Financial Corporation	857,560
		6,158,480
	INSTITUTIONAL FINANCIAL SERVICES - 1.9%
3,200	Goldman Sachs Group, Inc. (The)	1,336,608

	INSURANCE - 3.5%
15,500	MetLife, Inc.	1,148,705

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	FINANCIALS — 16.1% (Continued)
	INSURANCE - 3.5% (Continued)
11,500	Prudential Financial, Inc.	$ 1,350,100
		2,498,805
	SPECIALTY FINANCE - 2.1%
10,000	Capital One Financial Corporation	1,488,900

	TOTAL FINANCIALS (Cost $4,324,343)	11,482,793

	HEALTH CARE — 10.9%
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.3%
3,500	Amgen, Inc.	995,120
5,600	Johnson & Johnson	885,864
7,000	Merck & Company, Inc.	923,650
4,000	Moderna, Inc.(a)	426,240
20,000	Pfizer, Inc.	555,000
		3,785,874
	HEALTH CARE FACILITIES & SERVICES - 2.5%
7,700	Cardinal Health, Inc.	861,630
11,000	CVS Health Corporation	877,360
1	Encompass Health Corporation	83
		1,739,073
	MEDICAL EQUIPMENT & DEVICES - 3.1%
8,500	Abbott Laboratories	966,110
7,000	Medtronic PLC	610,050
5,000	Zimmer Biomet Holdings, Inc.	659,900
		2,236,060

	TOTAL HEALTH CARE (Cost $4,975,433)	7,761,007

	INDUSTRIALS — 14.5%
	AEROSPACE & DEFENSE - 1.5%
2,300	Lockheed Martin Corporation	1,046,201

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	INDUSTRIALS — 14.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.3%
12,000	ManpowerGroup, Inc.	$ 931,680

	DIVERSIFIED INDUSTRIALS - 1.5%
3,500	Eaton Corporation PLC	1,094,380

	ELECTRICAL EQUIPMENT - 1.3%
3,500	Acuity Brands, Inc.	940,555

	MACHINERY - 3.4%
3,000	Caterpillar, Inc.	1,099,290
3,200	Deere & Company	1,314,368
		2,413,658
	RENEWABLE ENERGY - 0.9%
6,500	EnerSys	613,990

	TRANSPORTATION & LOGISTICS - 2.7%
3,000	FedEx Corporation	869,220
4,250	Norfolk Southern Corporation	1,083,198
		1,952,418
	TRANSPORTATION EQUIPMENT - 1.9%
4,500	Cummins, Inc.	1,325,925

	TOTAL INDUSTRIALS (Cost $4,054,902)	10,318,807

	INFORMATION TECHNOLOGY — 23.1%
	SEMICONDUCTORS - 6.3%
25,000	Cohu, Inc.(a)	833,250
18,000	Intel Corporation	795,060
1,400	Lam Research Corporation	1,360,198
9,000	QUALCOMM, Inc.	1,523,700
		4,512,208
	SOFTWARE - 5.1%
30,000	Gen Digital, Inc.	672,000

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	INFORMATION TECHNOLOGY — 23.1% (Continued)
	SOFTWARE - 5.1% (Continued)
4,000	Microsoft Corporation	$ 1,682,880
10,000	Oracle Corporation	1,256,100
		3,610,980
	TECHNOLOGY HARDWARE - 10.2%
9,600	Apple, Inc.	1,646,208
15,500	Benchmark Electronics, Inc.	465,155
18,000	Cisco Systems, Inc.	898,380
27,000	Corning, Inc.	889,920
30,000	Juniper Networks, Inc.	1,111,800
10,000	NetApp, Inc.	1,049,700
13,000	Seagate Technology Holdings PLC	1,209,650
		7,270,813
	TECHNOLOGY SERVICES - 1.5%
5,500	International Business Machines Corporation	1,050,280

	TOTAL INFORMATION TECHNOLOGY (Cost $5,154,492)	16,444,281

	MATERIALS — 4.3%
	CHEMICALS - 2.7%
4,800	Albemarle Corporation	632,352
7,500	Celanese Corporation	1,288,950
		1,921,302
	CONTAINERS & PACKAGING - 1.1%
20,500	International Paper Company	799,910

	METALS & MINING - 0.5%
10,000	Newmont Corporation	358,400

	TOTAL MATERIALS (Cost $1,700,247)	3,079,612

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Shares		Fair Value
	REAL ESTATE — 3.5%
	DATA CENTER REIT - 1.1%
5,500	Digital Realty Trust, Inc.	$ 792,220

	OFFICE REIT - 1.3%
7,000	Alexandria Real Estate Equities, Inc.	902,370

	RETAIL REIT - 1.1%
40,000	Kimco Realty Corporation	784,400

	TOTAL REAL ESTATE (Cost $1,694,962)	2,478,990

	UTILITIES — 1.1%
	ELECTRIC UTILITIES - 1.1%
10,000	Pinnacle West Capital Corporation	747,300
	TOTAL UTILITIES (Cost $804,992)

	TOTAL COMMON STOCKS (Cost $31,094,944)	69,358,452

	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
1,236,893	Fidelity Government Portfolio, Class I, 5.21% (Cost $1,236,893)(b)	1,236,893

	TOTAL INVESTMENTS - 99.3% (Cost $32,331,837)	$ 70,595,345
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	529,015
	NET ASSETS - 100.0%	$ 71,124,360

ADR	- American Depositary Receipt
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2024.